Condensed Interim Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash	$ 7,614,181	$ 2,356,538	$ 3,786,277	$ 20,102,596
Restricted cash (note 8)	2,975,000	2,975,000	4,475,000	6,476,000
Asset held for sale	40,000	40,000	40,000
Accounts receivable and prepaid expenses (note 3)	859,511	564,382	690,358	598,401
Prepaid financing costs		529,863
Spare parts inventory	341,004	341,004	341,004
Total current assets	11,829,696	6,806,787	9,332,639	27,176,997
Non-current assets
Spare parts inventory				341,004
Long term deposit (note 6)	1,244,807	244,807	254,106	249,265
Equipment (note 4)	1,528,335	1,605,310	1,741,981	946,661
Right-of-use asset (note 4)	686,967	714,437	758,125	625,022
Land	309,861	309,861	309,861
Bunker Hill Mine and mining interests (note 6)	18,651,322	19,094,706	18,795,591	15,198,259
Process plant (note 5)	82,312,485	74,150,170	66,409,247	17,452,470
Total assets	116,563,473	102,926,078	97,601,550	61,989,678
Current liabilities
Accounts payable (note 15)	3,986,081	12,042,441	14,678,901	1,788,950
Accrued liabilities	1,926,206	1,636,978	5,210,939	1,225,525
Current portion of lease liability (note 7)	164,028	185,175	189,368	353,526
Deferred share units liability (note 11)	710,112	878,680	929,466	569,327
Environment protection agency cost recovery payable (note 8)	3,000,000	3,000,000	3,000,000	3,000,000
Current portion of silver loan (note 9)	249,000
Current portion of stream debenture (note 9)		2,592,377	4,063,253
Interest payable (note 9)	1,230,278	499,315	522,485	534,998
Teck promissory note (note 9)		3,095,097
Current income tax payable (note 13)	950,000	1,050,000	1,050,000
Total current liabilities	12,215,705	24,980,063	29,644,412	7,472,326
Non-current liabilities
Lease liability (note 7)	18,903	19,965	62,282	71,808
Series 1 convertible debenture (note 9)	3,950,572	5,364,818	5,494,151	5,244,757
Series 2 convertible debenture (note 9)	8,243,767	13,565,280	13,898,481	13,458,570
Series 3 convertible debenture (note 9)	2,296,941
Stream debenture (note 9)		51,204,163	52,923,747	51,138,000
Silver loan (note 9)	35,526,913	36,379,996	31,802,708
Debt facility (note 9)	14,027,760	20,060,254	9,236,610
Environment protection agency cost recovery liability, net of discount (note 8)	6,385,091	5,957,242	5,549,229	6,574,140
Deferred tax liability (note 16)				2,588,590
Derivative warrant liability (note 10)	5,115,899	669,648	1,125,295	1,808,649
Total liabilities	87,781,551	158,201,429	149,736,915	88,356,840
Shareholders’ equity (deficiency)
Preferred shares, $0.000001 par value, 10,000,000 preferred shares authorized; nil preferred shares issued and outstanding (note 10)
Common shares, $0.000001 par value, 2,500,000,000 and 1,500,000,000 common shares authorized; 911,615,863 and 349,698,625 shares of common stock issued and outstanding, respectively (note 10)	910	358	348	321
Additional paid-in-capital (note 10)	122,652,648	62,407,044	61,233,369	57,848,953
Accumulated other comprehensive income	2,381,410	(969,819)	(3,002,361)	808,662
Accumulated deficit	(96,253,046)	(116,712,934)	(110,366,721)	(85,025,098)
Total shareholders’ equity (deficiency)	28,781,922	(55,275,351)	(52,135,365)	(26,367,162)
Total shareholders’ equity (deficiency) and liabilities	$ 116,563,473	$ 102,926,078	$ 97,601,550	$ 61,989,678